Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable/Panama	15.40%	(13.20%)	(13.70%)
Stations - Taxable/Non Panama	10.30%	(1.50%)	2.40%
Stations - Non Taxable/Non panama	(27.00%)	(5.30%)	(4.90%)
Dividend tax	0.00%	(1.20%)	7.20%
(Over) under provided in prior periods	(4.40%)	0.00%	(0.20%)
Provision for income taxes	(19.30%)	3.80%	15.80%
Net profit (loss)	$ 43,844	$ (607,062)	$ 247,002
Total income tax expense	10,486	(23,717)	46,437
Profit excluding income tax	54,330	(630,779)	293,439
Income taxes at Panamanian statutory rates	13,583	(157,695)	73,360
Stations - Taxable/Panama	8,379	83,071	(40,205)
Stations - Taxable/Non Panama	5,605	9,850	7,043
Stations - Non Taxable/Non panama	(14,684)	33,728	(14,444)
Dividend tax		7,491	21,376
(Over) under provided in prior periods	(2,397)	(162)	(693)
Total income tax expense	$ 10,486	$ (23,717)	$ 46,437